Fees Summary	Oct. 25, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 605,000
Previously Paid Amount	0.00
Total Fee Amount	92.63
Total Offset Amount	0.00
Net Fee	92.63
Narrative - Max Aggregate Offering Price	$ 605,000
Final Prospectus	true